Organization and Description of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations
Organization and Description of Business Operations

Note 1. Organization and Description of Business Operations

Liminatus Pharma, LLC (“Liminatus” or the “Company”) was formed by issuing member units to Consonatus, Inc. (the “Initial Member”), which is controlled by Chris Kim, the Chief Executive Officer (“CEO”) of the Company, on April 12, 2018 under the laws of Delaware. The liability of the members of the Company is limited to the extent that each member is not personally liable for the Company’s debt or other financial obligations. Liminatus is a pre-clinical stage, single-asset biopharmaceutical company. Liminatus is developing novel cancer therapies that exploit the body’s immune system. The Company’s clinical candidate is a humanized anti CD47 monoclonal antibody. The next generation CD47 checkpoint inhibitor’s (code name: IBA101) initial indication is expected to be patients with advanced solid cancers including non-small cell lung cancer.

The Company is subject to the uncertainty of whether the Company’s intellectual property will develop into successful commercial products.

Business Combination

On November 30, 2022, Iris Acquisition Corporation, a Delaware corporation (“Iris”), Iris Parent Holding Corp. (“ParentCo”), Liminatus, Liminatus Pharma Merger Sub, Inc. (“Liminatus Merger Sub”) and SPAC Merger Sub, Inc. (“SPAC Merger Sub”) entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”).

On April 30, 2025 (the “Closing Date”), ParentCo consummated the business combination contemplated by the Business Combination Agreement, whereby (a) Liminatus Merger Sub merged with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of ParentCo, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub mergerd with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of ParentCo (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”). Upon the closing of the Business Combination, the combined company was named “Liminatus Pharma, Inc.”

Pursuant to the Business Combination Agreement, among other matters, at the effective time of the Business Combination (the “Effective Time”), (i) every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A Common Stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one whole redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of ParentCo, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the applicable warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v) the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Upon the consummation of the Business Combination, the Iris Class A Shares, Iris Units and Public Warrants ceased trading on the OTC Pink Marketplace, and the Common Stock and Public Warrants began trading on The Nasdaq Stock Market (“Nasdaq”) under the trading symbols “LIMN” and “LIMNW,” respectively, on May 1, 2025.

In connection with the closing of the Business Combination, pursuant to the terms of the Business Combination Agreement, the Company’s securityholders received 17,500,000 newly issued shares of ParentCo’s Common Stock (based on a deemed price of $10.00 per share of Common Stock), with an aggregate equity value of $175.0 million.

Going Concern, Liquidity and Capital Resources

The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months after the unaudited condensed financial statements are issued.

The Company’s cash requirements include, but are not limited to, research and development costs, license fees and working capital requirements. Due to these cash requirements, the Company does not believe that it will have sufficient cash to fund operations for one year after the date that the accompanying unaudited condensed financial statements are issued.

The Company has incurred operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company has an accumulated deficit of $29.0 million as of March 31, 2025 and a loss from operations and net loss of $0.3 million for the three months ended March 31, 2025. To date, the Company has been funded by issuing Class A and Class B member units and debt financing. As of December 31, 2024, the Company has approximately $35 thousand of cash.

Based on the above, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the accompanying unaudited condensed financial statements are issued. The Company’s financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Managements plans relating to the above matter include raising additional cash through equity and debt financings or other arrangements to fund operations. There can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued member units may contain senior rights and preferences compared to currently outstanding ordinary shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to members. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.

Note 1. Organization and Description of Business Operations

Liminatus Pharma, LLC (“Liminatus” or the “Company”) was formed by issuing member units to Consonatus, Inc. (the “Initial Member”), which is controlled by Chris Kim, the Chief Executive Officer (“CEO”) of the Company, on April 12, 2018 under the laws of Delaware. Liminatus is a pre-clinical stage, single-asset biopharmaceutical company. Liminatus is developing novel cancer therapies that exploit the body’s immune system. The Company’s clinical candidate is a humanized anti CD47 monoclonal antibody. The next generation CD47 checkpoint inhibitor’s (code name: IBA101) initial indication is expected to be patients with advanced solid cancers including non-small cell lung cancer.

The Company is subject to the uncertainty of whether the Company’s intellectual property will develop into successful commercial products.

Going Concern, Liquidity and Capital Resources

The Company has incurred operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company has an accumulated deficit of $28.7 million as of December 31, 2024 and a loss from operations of $3.3 million and a net loss of $3.5 million for the year ended December 31, 2024. To date, the Company has been funded by issuing Class A and Class B member units and debt financing. As of December 31, 2024, the Company has approximately $56,000 of cash.

The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months after the financial statements are issued. The Company’s cash requirements include, but are not limited to, research and development costs, license fees and working capital requirements. Due to these cash requirements, the Company does not believe that it will have sufficient cash to fund operations for one year after the date that the accompanying financial statements are issued.

The Company intends to raise additional cash through equity financings, debt financings or other arrangements to fund operations; however, there can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued member units may contain senior rights and preferences compared to currently outstanding ordinary shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to members. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.

The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the accompanying financial statements are issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Proposed Business Combination

On November 30, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Iris Acquisition Corp. (“Iris”), a Cayman Islands publicly traded special purpose acquisition company, whereby all of the Company’s member units would be exchanged by Iris for 25,000,000 ordinary shares of Iris with an aggregate equity value of $250 million (the “Iris Business Combination”). On June 1, 2023, the Company entered into an amendment to extend the outside date (date at which both parties are able to terminate without penalty) to September 30, 2023. On August 14, 2023, the Company entered into a second amendment to extend the outside date to March 9, 2024. On March 9, 2024, the Company entered into a third amendment to the Business Combination Agreement extending the outside date to July 31, 2024. On July 19, 2024, the Company entered into a fourth amendment to the Business Combination Agreement extending the outside date to September 3, 2024. On August 16, 2024, the Company entered into a fifth amendment to the Business Combination Agreement extending the outside date to December 31, 2024. On October 23, 2024, the Company entered into a sixth amendment to the Business Combination Agreement to, among other things, reduce the enterprise value associated with the Company to $175 million. The Iris Business Combination would result in gross proceeds to the

Company of at least $15 million from equity subscriptions unrelated to the Iris Business Combination if the Iris Business Combination is completed in accordance with the current terms of the agreement. On December 26, 2024, the Company entered into a seventh amendment to the Business Combination Agreement extending the outside date to June 30, 2025.

Pursuant to the Business Combination Agreement, on April 30, 2025, in sequential order: (a) Liminatus Pharma Merger Sub, Inc., a Delaware corporation (“Liminatus Merger Sub”) merged with and into Liminatus, with Liminatus continuing as the surviving company and a wholly owned subsidiary of Iris Parent Holding Corp., a Delaware corporation (“ParentCo”) (referred to herein as the “Liminatus Merger”) and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub, Inc., a Delaware corporation (“SPAC Merger Sub”) merged with and into Iris (referred to herein as the “SPAC Merger,” together with the Liminatus Merger (the “Mergers”)), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of ParentCo.